Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com
Jana L Cresswell jcresswell@stradley.com 215.564.8048

1933 Act Rule 497(j)
1933 Act File No. 033-33980
1940 Act File No. 811-06067
February 18, 2022
VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:     Dimensional Investment Group Inc. (the “Registrant”)
File Nos. 033-33980 and 811-06067

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as certification that: (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 86/87 to the Registration Statement of the Registrant; and (ii) the text of Post-Effective Amendment Nos. 86/87 was filed with the U.S. Securities and Exchange Commission via the EDGAR system on February 11, 2022.

Please direct questions and comments relating to this filing to me at the above number, or in my absence, to Brian Crowell at (215) 564-8082.

Sincerely,

/s/ Jana L. Cresswell
Jana L. Cresswell

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